32. Non cash transactions	12 Months Ended
Dec. 31, 2019
Non Cash Transactions
Non cash transactions
32.	Non cash transactions

During 2019, 2018 and 2017 the Group had the following non-cash transactions:

•      Purchase of property plant and equipment items not yet paid as per note 15.3;

•      Purchase of intangible assets not yet paid as per note 16.3;

•      Deferred income tax as per note 21;

•      Additions of provisions for contingencies as per note 22.